Current and long-term debt - BCFL Lease Financing (LR2) (Details)		1 Months Ended			12 Months Ended
	Sep. 01, 2017 vessel	May 31, 2020	Apr. 30, 2020 USD ($)	Sep. 30, 2017	Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 2,552,473,000		$ 2,415,326,000
Borrowings instrument term		5 years
BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Deposit in debt service reserve account							800,000
Borrowings					90,400,000		$ 84,000,000.0
BCFL Lease Financing (LR2s) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					200,000
BCFL Lease Financing (LR2s) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel					$ 300,000
BCFL Lease Financing (LR2s) [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
LR2 [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel			$ 1,910
Borrowings instrument term			3 years
Increase through new leases, liabilities arising from financing activities			$ 1,900,000
LR2 [Member] | BCFL Lease Financing (LR2s) [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						2		1
Borrowings						$ 3,800,000		$ 1,900,000
STI Solace, STI Solidarity And STI Stability [Member] | Vessels [member] | LR2 [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				4 years
STI Solace, STI Solidarity And STI Stability [Member] | Vessels [member] | NPTI September Closing [Member] | LR2 [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Borrowings, bareboat charter term	10 years
STI Solace, STI Solidarity And STI Stability [Member] | Vessels [member] | NPTI September Closing [Member] | LR2 [Member] | BCFL Lease Financing (LR2s) [Member] | First of such options exercisable
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	4 years